Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Debt Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized Change in securities	€ (694,000,000)		€ 520,000,000
Investment in Bank of Beijing [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments	13.00%	13.00%
Minimum percentage of equity ownership required to supply additional capital	5.00%
Decrease in revaluations of equity securities			339,000,000
Requests for capital	€ 0